Value of Business Acquired and Changes in the Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Balance, beginning of year	$ 0	$ 0	$ 0
Interest	127	210	314
Amortization	(1,619)	(2,950)	(3,479)
Change in shadow VOBA	1,492	2,740	3,165
Balance, end of year	$ 0	$ 0	$ 0